FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Derivative instruments and hedges
Carrying value of asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash and cash equivalents	$ 410,425	$ 332,329
Restricted cash	119	72
Carrying value of asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments assets	48,829	55,515
Carrying value of asset (liability) | Level 2 | U.S. dollar denominated floating rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Rate debt	(1,667,749)	(1,563,657)
Carrying value of asset (liability) | Level 2 | Fixed rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Rate debt	(144,394)	(151,074)
Fair value asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash and cash equivalents	410,425	332,329
Restricted cash	119	72
Fair value asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments assets	48,829	55,515
Fair value asset (liability) | Level 2 | U.S. dollar denominated floating rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Rate debt	(1,680,623)	(1,579,878)
Fair value asset (liability) | Level 2 | Fixed rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Rate debt	$ (128,218)	$ (159,698)